CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details 3) (USD $)	3 Months Ended								12 Months Ended			14 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Cash Flows From Operating Activities:
Net income	$ 3,422,743	$ 3,004,636	$ 2,103,167	$ 2,502,816	$ (579,015)	$ 3,608,171	$ 3,652,174	$ 3,127,729	$ 11,033,362	$ 9,809,059	$ 9,829,688
Adjustments to reconcile net income to net cash from operating activities:
Changes in other assets and liabilities									(366,254)	5,089,942	(11,397)
Net cash provided by (used in) operating activities									22,099,331	124,153,435	(45,347,555)
Cash Flows From Investing Activities:
Cash paid for investment in joint venture									(58,000)
Net cash used in investing activities									(120,329,415)	(17,717,219)	23,181,282
Cash Flows From Financing Activities:
Proceeds received from term loan									10,000,000
Payments on term loan									(750,000)
Purchase of equity trust shares from Treasury, net										566,527	339,517
Proceeds from stock options exercised									(193,166)	(210,361)	(503,422)
Commission on shares purchased for dividend reinvestment plan									(19,802)	(24,027)	(22,013)
Repurchase of preferred shares, net									(10,000,000)	(7,951,199)	(6,608,067)
Redemption of preferred stock									(6,653,000)
Repurchase of common stock warrant											(1,110,000)	1,110,000
Dividends paid on common stock									(4,384,655)	(4,326,992)	(4,301,725)
Dividends paid on preferred stock									(705,520)	(1,234,529)	(1,626,900)
Proceeds from issuance of common stock									6,610,676
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(172,630)	(635,372)	(485,704)
Net cash provided by (used in) financing activities									93,470,599	(82,462,560)	27,430,189
Net (decrease) increase in cash and cash equivalents									(4,759,485)	23,973,656	5,263,916
Parent Company [Member]
Cash Flows From Operating Activities:
Net income									11,033,362	9,809,059	9,829,688
Adjustments to reconcile net income to net cash from operating activities:
Equity in earnings of Bank									(11,776,177)	(10,514,484)	(9,910,238)
Changes in other assets and liabilities									537,530	95,332	(592,088)
Net cash provided by (used in) operating activities									(205,285)	(610,093)	(672,638)
Cash Flows From Investing Activities:
Cash received for investment in joint venture										60,000
Cash paid for investment in joint venture									(58,000)
Dividends received from Bank									6,200,000	12,000,000	13,500,000
(Increase) decrease in intercompany loan									(625,000)	850,000	(1,010,000)
Net cash used in investing activities									5,517,000	12,910,000	12,490,000
Cash Flows From Financing Activities:
Proceeds received from term loan									10,000,000
Payments on term loan									(750,000)
Purchase of equity trust shares from Treasury, net										566,527	339,517
Proceeds from stock options exercised									193,166	210,361	503,422
Proceeds received from Bank for stock-based compensation									42,140	1,424,085	1,357,604
Commission on shares purchased for dividend reinvestment plan									(19,802)	(24,027)	(22,013)
Repurchase of preferred shares, net									(10,000,000)	(7,951,199)	(6,608,067)
Redemption of preferred stock									(6,653,000)
Repurchase of common stock warrant											(1,110,000)
Dividends paid on common stock									(4,384,655)	(4,326,992)	(4,301,725)
Dividends paid on preferred stock									(705,520)	(1,234,529)	(1,626,900)
Proceeds from issuance of common stock									6,610,676
Common stock issued under employee compensation plan									115,003	99,997	100,000
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation									(172,630)	(635,372)	(485,704)
Net cash provided by (used in) financing activities									(5,724,622)	(11,871,149)	(11,853,866)
Net (decrease) increase in cash and cash equivalents									(412,907)	428,758	(36,504)
Cash and cash equivalents at beginning of year				511,436				82,678	511,436	82,678	119,182
Cash and cash equivalents at end of year	$ 98,529				$ 511,436				$ 98,529	$ 511,436	$ 82,678	$ 511,436